FAIR VALUE DISCLOSURES (DETAILS 4) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financial Instruments [Abstract]
Mortgage loans on real estate	$ 28	$ 45
Policyholders' liabilities: Investment contracts	1,777	1,615
Carrying (Reported) Amount, Fair Value Disclosure [Member]
Financial Instruments [Abstract]
Mortgage loans on real estate	28	45
Policyholders' liabilities: Investment contracts	193	200
Portion at Fair Value, Fair Value Disclosure [Member]
Financial Instruments [Abstract]
Mortgage loans on real estate	28	46
Policyholders' liabilities: Investment contracts	196	233
Portion at Fair Value, Fair Value Disclosure [Member] | Fair Value Inputs Level 3 [Member]
Financial Instruments [Abstract]
Mortgage loans on real estate	28	46
Policyholders' liabilities: Investment contracts	$ 196	$ 233